John Hancock
ESG International Equity Fund
Quarterly portfolio holdings 7/31/2021

Fund’s investments
As of 7-31-21 (unaudited)
	Shares	Value
Common stocks 97.6%		$95,078,574
(Cost $76,006,900)
Australia 3.0%		2,894,303
Macquarie Group, Ltd.	14,123	1,630,757
Mirvac Group	602,005	1,263,546
Belgium 1.7%		1,694,305
Umicore SA	27,298	1,694,305
Brazil 1.4%		1,321,543
Itau Unibanco Holding SA, ADR	229,037	1,321,543
Canada 1.6%		1,552,099
Canadian Pacific Railway, Ltd.	20,884	1,552,099
China 9.7%		9,439,513
Alibaba Group Holding, Ltd., ADR (A)	13,529	2,640,726
BYD Company, Ltd., H Shares	43,000	1,329,063
Ping An Insurance Group Company of China, Ltd., H Shares	167,800	1,468,392
Trip.com Group, Ltd., ADR (A)	42,356	1,098,291
Weichai Power Company, Ltd., H Shares	536,000	1,174,796
Xinyi Solar Holdings, Ltd.	858,000	1,728,245
Denmark 4.0%		3,938,803
Novo Nordisk A/S, B Shares	14,089	1,304,238
Orsted A/S (B)	6,402	949,546
Vestas Wind Systems A/S	45,696	1,685,019
Finland 1.2%		1,175,594
Sampo OYJ, A Shares	24,426	1,175,594
France 6.9%		6,701,614
Air Liquide SA	5,712	993,369
AXA SA	83,669	2,166,787
Schneider Electric SE	13,916	2,330,777
Valeo SA	41,869	1,210,681
Germany 9.0%		8,791,967
adidas AG	5,954	2,161,033
Deutsche Telekom AG	92,917	1,928,422
Infineon Technologies AG	36,041	1,377,281
SAP SE	15,800	2,267,488
Vonovia SE	15,887	1,057,743
Hong Kong 4.2%		4,122,542
AIA Group, Ltd.	121,400	1,452,644
China Traditional Chinese Medicine Holdings Company, Ltd. (A)	2,044,000	1,277,344
Hang Lung Properties, Ltd.	538,000	1,392,554
India 1.9%		1,820,918
HDFC Bank, Ltd., ADR	25,803	1,820,918
Indonesia 1.6%		1,570,038
Bank Rakyat Indonesia Persero Tbk PT	6,119,897	1,570,038
Ireland 1.6%		1,523,438
Kerry Group PLC, Class A	1,625	240,781
Kerry Group PLC, Class A (London Stock Exchange)	8,685	1,282,657
2	JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan 12.2%		$11,908,714
Daikin Industries, Ltd.	6,600	1,378,296
Eisai Company, Ltd.	11,400	937,682
Hoya Corp.	13,420	1,894,496
ORIX Corp.	110,400	1,931,493
Recruit Holdings Company, Ltd.	19,599	1,015,829
Shimano, Inc.	6,300	1,612,668
Shiseido Company, Ltd.	13,984	934,631
TDK Corp.	7,900	901,390
Yamaha Corp.	23,500	1,302,229
Netherlands 2.5%		2,466,915
ING Groep NV	192,266	2,466,915
Russia 1.2%		1,138,031
Yandex NV, Class A (A)	16,753	1,138,031
Singapore 1.9%		1,810,895
Oversea-Chinese Banking Corp., Ltd.	200,160	1,810,895
South Africa 1.7%		1,624,122
Naspers, Ltd., N Shares	8,416	1,624,122
South Korea 6.7%		6,523,112
LG Chem, Ltd.	2,054	1,508,671
LG Household & Health Care, Ltd.	901	1,141,595
SK Hynix, Inc.	17,676	1,730,416
SK Telecom Company, Ltd., ADR	73,699	2,142,430
Sweden 2.6%		2,574,900
Atlas Copco AB, B Shares	22,527	1,280,848
Essity AB, B Shares	39,552	1,294,052
Switzerland 4.3%		4,234,474
Novartis AG	18,043	1,668,588
Roche Holding AG	6,642	2,565,886
Taiwan 5.0%		4,874,338
Delta Electronics, Inc.	146,000	1,504,377
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	28,892	3,369,961
Thailand 0.9%		842,719
Kasikornbank PCL	270,800	842,719
United Kingdom 10.8%		10,533,677
Barratt Developments PLC	167,116	1,633,179
Croda International PLC	10,733	1,256,426
Dechra Pharmaceuticals PLC	17,427	1,203,465
DS Smith PLC	236,445	1,388,978
Ferguson PLC	11,607	1,627,185
Spirax-Sarco Engineering PLC	5,358	1,116,339
Unilever PLC (Euronext Amsterdam Exchange)	40,050	2,308,105

Total investments (Cost $76,006,900) 97.6%	$95,078,574
Other assets and liabilities, net 2.4%	2,363,087
Total net assets 100.0%	$97,441,661

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND	3

Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
The fund had the following sector composition as a percentage of net assets on 7-31-21:
Financials	20.3%
Consumer discretionary	15.1%
Industrials	13.4%
Information technology	13.2%
Health care	11.0%
Consumer staples	7.5%
Materials	6.9%
Communication services	5.4%
Real estate	3.8%
Utilities	1.0%
Other assets and liabilities, net	2.4%
TOTAL	100.0%
4	JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of July 31, 2021, by major security category or type:
	Total value at 7-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Australia	$2,894,303	—	$2,894,303	—
Belgium	1,694,305	—	1,694,305	—
Brazil	1,321,543	$1,321,543	—	—
Canada	1,552,099	1,552,099	—	—
China	9,439,513	3,739,017	5,700,496	—
Denmark	3,938,803	—	3,938,803	—
Finland	1,175,594	—	1,175,594	—
France	6,701,614	—	6,701,614	—
Germany	8,791,967	—	8,791,967	—
Hong Kong	4,122,542	—	4,122,542	—
India	1,820,918	1,820,918	—	—
Indonesia	1,570,038	—	1,570,038	—
Ireland	1,523,438	—	1,523,438	—
Japan	11,908,714	—	11,908,714	—
Netherlands	2,466,915	—	2,466,915	—
Russia	1,138,031	1,138,031	—	—
Singapore	1,810,895	—	1,810,895	—
South Africa	1,624,122	—	1,624,122	—
South Korea	6,523,112	2,142,430	4,380,682	—
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	Total value at 7-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Sweden	$2,574,900	—	$2,574,900	—
Switzerland	4,234,474	—	4,234,474	—
Taiwan	4,874,338	$3,369,961	1,504,377	—
Thailand	842,719	—	842,719	—
United Kingdom	10,533,677	—	10,533,677	—
Total investments in securities	$95,078,574	$15,083,999	$79,994,575	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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